Investment Objectives and Goals - Digital Asset Debt Strategy ETF	Sep. 22, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DIGITAL ASSET DEBT STRATEGY ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Digital Asset Debt Strategy ETF (the “Fund”) seeks long-term capital appreciation
Objective, Secondary [Text Block]	and, secondarily, income.